United States Securities and Exchange Commission
Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number 811-23121

Clayton Street Trust
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Kathryn L. Santoro, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 12/31

Date of reporting period: 12/31/18

Item 1 - Reports to Shareholders

ANNUAL REPORT December 31, 2018

Protective Life Dynamic Allocation Series - Conservative Portfolio

Clayton Street Trust

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your portfolio • Portfolio performance, characteristics and holdings

Protective Life Dynamic Allocation Series - Conservative Portfolio

Protective Life Dynamic Allocation Series - Conservative Portfolio (unaudited)

PORTFOLIO SNAPSHOT

This global asset allocation portfolio can help investors remove the emotion from investing by following a rules-based asset allocation process. During the period, the Portfolio looked to shift equity allocations to and from cash weekly based on market signals while maintaining consistent exposure to fixed income assets, with a goal to grow assets over time while mitigating downside risk.

Benjamin Wang co-portfolio manager	Scott M. Weiner co-portfolio manager

PERFORMANCE OVERVIEW

Protective Life Dynamic Allocation Series – Conservative Portfolio returned -1.99% for the 12-month period ending December 31, 2018. This compares with a return of -9.42% for its primary benchmark, the MSCI All Country World IndexSM, and -4.57% for its secondary benchmark, the Protective Life Conservative Allocation Index, which is our internally calculated blended benchmark of 50% MSCI All Country World IndexSM and 50% Bloomberg Barclays U.S. Aggregate Bond Index.

MARKET ENVIRONMENT

Global stocks lost ground during the year. While corporate earnings growth was solid, rising U.S. interest rates and global trade tensions all weighed on stocks for much of the period. In the fourth quarter, markets fell sharply as trade tensions between the U.S. and China escalated and data suggested weaker international economic growth.

U.S. and global bond benchmarks were flat to negative in 2018 as the expectation of higher interest rates pushed yields on U.S. Treasuries higher for much of the year and investors priced in perhaps better-than-expected economic growth. That concern, magnified by rising wages in the U.S., caused many to fear inflation may run ahead of Federal Reserve (Fed) expectations. That scenario shifted during the autumn as emerging worries about slowing growth came to the fore. This sent government bonds rallying, but overall market returns remained under pressure as spreads between the yield of corporate credits and those of their underlying risk-free benchmark widened – and in the case of high-yield issuers, significantly.

After having reached a high of 3.24%, the yield on 10-year U.S. Treasuries finished the period at 2.68%, 28 basis points (bps) higher than at the end of 2017. The yield on the 2-year note rose a more pronounced 60 bps, to 2.49%, although it nearly crested 3.0% during the autumn sell-off. Spreads on corporate debt widened late in the year, with those of high-yield issuers coming under the most pressure.

PERFORMANCE DISCUSSION

For the period, the Portfolio’s allocation to high-growth U.S. equities was responsible for most of the positive returns, followed by our allocation to cash. Modestly contributing was the Portfolio’s allocation to core U.S. bonds. Losses were concentrated in our exposure to large-cap U.S., UK and Japan equities.

Thank you for investing in Protective Life Dynamic Allocation Series – Conservative Portfolio.

Asset Allocation - (% of Net Assets)
Investment Companies	57.6%
Repurchase Agreements	42.5%
Other	(0.1)%
100.0%

Clayton Street Trust	1

Protective Life Dynamic Allocation Series - Conservative Portfolio (unaudited)

Performance

See important disclosures on the next page.

			Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2018			per the May 1, 2018 prospectus
	One Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Protective Life Dynamic Allocation Series - Conservative Portfolio	-1.99%	4.64%	1.69%	0.90%
MSCI All Country World Index	-9.42%	7.85%
Protective Life Conservative Allocation Index	-4.57%	4.49%
Morningstar Quartile - Class S Shares	1st	1st
Morningstar Ranking - based on total returns for Insurance Allocation--30% to 50% Equity Funds	4/170	19/162

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.456.6330.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through May 1, 2019.

Investing involves risk and it is possible to lose money by investing. Investment return and value will fluctuate in response to issuer, political, market and economic developments, which can affect a single issuer, issuers within an industry, economic sector or geographic region, or the market as a whole. Please see the prospectus for more information about risks, holdings and other details.

Performance of the Dynamic Allocation Series Portfolios depends on that of the underlying funds. They are subject to risk with respect to the aggregation of holdings of underlying funds which may result in increased volatility as a result of indirectly having concentrated assets in a particular industry, geographical sector, or single company.

No assurance can be given that the investment strategy will be successful under all or any market conditions. Janus Capital Management has limited prior experience using the proprietary methodology co-developed by Janus Capital Management and Protective Life Insurance Company. Although it is designed to achieve the Portfolios’ investment objectives, there is no guarantee that it will achieve the desired results. Because Janus Capital Management is the adviser to the Portfolios and to certain affiliated funds that may be held within the Portfolios, it is subject to certain potential conflicts of interest.

Returns do not reflect the deduction of fees, charges or expenses of any insurance product. If applied, returns would have been lower.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

2	DECEMBER 31, 2018

Protective Life Dynamic Allocation Series - Conservative Portfolio (unaudited)

Performance

Until three years from inception, expenses previously waived or reimbursed may be recovered if the expense ratio falls below certain limits.

When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Portfolio Report.”

*The Portfolio’s inception date – April 7, 2016

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Protective Life Dynamic Allocation Series - Conservative Portfolio (unaudited)

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in the Portfolio or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as any charges at the separate account level or contract level. These fees are fully described in the Portfolio’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)
	$1,000.00	$977.80	$4.04	$1,000.00	$1,021.12	$4.13	0.81%
†

Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Portfolio’s prospectus for more information regarding waivers and/or reimbursements.

4	DECEMBER 31, 2018

Protective Life Dynamic Allocation Series - Conservative Portfolio

Schedule of Investments

December 31, 2018

Shares or Principal Amounts		Value
Investment Companies – 57.6%
Exchange-Traded Funds (ETFs) – 57.6%
iShares Core U.S. Aggregate Bond	139,559	$14,861,638
SPDR S&P 500 Trust	5,025	1,255,848
Total Investment Companies (cost $16,173,268)		16,117,486
Repurchase Agreements(a) – 42.5%
Undivided interest of 6.0% in a joint repurchase agreement (principal amount $197,700,000 with a maturity value of $197,731,852) with Credit Agricole, New York, 2.9000%, dated 12/31/18, maturing 1/2/19 to be repurchased at $11,901,917 collateralized by $213,236,500 in U.S. Treasuries 2.7500%, 11/15/47 with a value of $201,654,021 (cost $11,900,000)	$11,900,000	11,900,000
Total Investments (total cost $28,073,268) – 100.1%		28,017,486
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(31,055)
Net Assets – 100%		$27,986,431

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/18
Investment Companies - N/A
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	$3,941∆	$-	$-	$-

	Share Balance at 12/31/17	Purchases	Sales	Share Balance at 12/31/18
Investment Companies - N/A
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	-	43,000,482	(43,000,482)	-

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes to Schedule of Investments and Other Information

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.
Protective Life Conservative Allocation Index

Protective Life Conservative Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (50%) and the Bloomberg Barclays U.S. Aggregate Bond Index (50%).

LLC	Limited Liability Company
SPDR	Standard & Poor's Depositary Receipt

ºº	Rate shown is the 7-day yield as of December 31, 2018.

(a)	The Fund may have elements of risk due to concentration of investments. Such concentrations may subject the Fund to additional risks.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Investment Companies	$16,117,486	$-	$-
Repurchase Agreements	-	11,900,000	-
Total Assets	$16,117,486	$11,900,000	$-

6	DECEMBER 31, 2018

Protective Life Dynamic Allocation Series - Conservative Portfolio

Statement of Assets and Liabilities

December 31, 2018

Assets:
Investments, at value(1)	$16,117,486
Repurchase agreements, at value(2)	11,900,000
Cash	41,061
Receivables:
Due from adviser	15,264
Dividends	14,229
Investments sold	6,569
Interest	1,917
Other assets	651
Total Assets	28,097,177
Liabilities:
Payables:	—
Professional fees	34,020
Investments purchased	24,497
Non-affiliated portfolio administration fees payable	19,639
Advisory fees	9,704
12b-1 Distribution and shareholder servicing fees	6,065
Portfolio shares repurchased	5,380
Non-interested Trustees' fees and expenses	2,871
Transfer agent fees and expenses	2,666
Affiliated portfolio administration fees payable	815
Custodian fees	686
Accrued expenses and other payables	4,403
Total Liabilities	110,746
Net Assets	$27,986,431
Net Assets Consist of:
Capital (par value and paid-in surplus)	$27,504,415
Total distributable earnings (loss)	482,016
Total Net Assets	$27,986,431
Net Assets	$27,986,431
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,534,175
Net Asset Value Per Share	$11.04

(1) Includes cost of $16,173,268. (2) Includes cost of repurchase agreements of $11,900,000.

See Notes to Financial Statements.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Statement of Operations

For the  year ended December 31, 2018

Investment Income:
Dividends	$524,655
Interest	48,145
Affiliated securities lending income, net	3,941
Total Investment Income	576,741
Expenses:
Advisory fees	101,700
12b-1 Distribution and shareholder servicing fees	63,563
Transfer agent administrative fees and expenses	25,425
Other transfer agent fees and expenses	893
Professional fees	50,675
Non-affiliated portfolio administration fees	28,433
Non-interested Trustees’ fees and expenses	10,546
Affiliated portfolio administration fees	10,389
Shareholder reports expense	7,618
Custodian fees	4,475
Other expenses	12,036
Total Expenses	315,753
Less: Excess Expense Reimbursement and Waivers	(115,118)
Net Expenses	200,635
Net Investment Income/(Loss)	376,106
Net Realized Gain/(Loss) on Investments:
Investments	513,728
Total Net Realized Gain/(Loss) on Investments	513,728
Change in Unrealized Net Appreciation/Depreciation:
Investments	(1,467,144)
Total Change in Unrealized Net Appreciation/Depreciation	(1,467,144)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(577,310)

See Notes to Financial Statements.

8	DECEMBER 31, 2018

Protective Life Dynamic Allocation Series - Conservative Portfolio

Statements of Changes in Net Assets

	Year ended December 31, 2018	Year ended December 31, 2017

Operations:
Net investment income/(loss)	$376,106	$205,941
Net realized gain/(loss) on investments	513,728	16,206
Change in unrealized net appreciation/depreciation	(1,467,144)	1,335,778
Net Increase/(Decrease) in Net Assets Resulting from Operations	(577,310)	1,557,925
Dividends and Distributions to Shareholders(1)
Dividends and Distributions to Shareholders(1)	(369,695)	N/A
Dividends from Net Investment Income(1)	N/A	(177,971)
Net Decrease from Dividends and Distributions to Shareholders	(369,695)	(177,971)
Capital Shares Transactions	9,804,762	9,182,273
Net Increase/(Decrease) in Net Assets	8,857,757	10,562,227
Net Assets:
Beginning of period	19,128,674	8,566,447
End of period(2)	$27,986,431	$19,128,674

(1) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(2) Net assets - End of period includes undistributed (overdistributed) net investment income of $86,267 as of December 31, 2017. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Financial Statements.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Financial Highlights

For a share outstanding during the year or period ended December 31	2018	2017	2016(1)
Net Asset Value, Beginning of Period	$11.42	$10.28	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.17	0.16	0.12
Net realized and unrealized gain/(loss)	(0.40)	1.11	0.16
Total from Investment Operations	(0.23)	1.27	0.28
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.13)	—
Distributions (from capital gains)	(0.01)	—	—
Total Dividends and Distributions	(0.15)	(0.13)	—
Net Asset Value, End of Period	$11.04	$11.42	$10.28
Total Return*	(1.99)%	12.37%	2.80%
Net Assets, End of Period (in thousands)	$27,986	$19,129	$8,566
Average Net Assets for the Period (in thousands)	$25,401	$13,847	$4,740
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	1.24%	1.54%	4.55%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.79%	0.76%	0.79%
Ratio of Net Investment Income/(Loss)(3)	1.48%	1.49%	1.67%
Portfolio Turnover Rate	73%	13%	73%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity contracts for which Clayton Street Trust serves as an underlying investment vehicle.

** Annualized for periods of less than one full year.

(1) Period from April 7, 2016 (inception date) through December 31, 2016.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.

See Notes to Financial Statements.

10	DECEMBER 31, 2018

Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Protective Life Dynamic Allocation Series - Conservative Portfolio (the “Portfolio”) is a series of Clayton Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Portfolio operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets may be invested in exchange-traded funds (the “underlying funds”). The Trust offers three portfolios with differing investment objectives and policies. The Portfolio seeks total return through income and growth of capital, balanced by capital preservation. The Portfolio is classified as nondiversified, as defined in the 1940 Act.

The Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective Life").

Underlying Funds

During the period, the Portfolio invested in a dynamic portfolio of exchange-traded funds across seven different equity asset classes, as well as fixed-income investments, and a cash allocation, including money market instruments. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 50% global equity investments and 50% fixed income investments. Additional details and descriptions of the investment objectives and strategies of each of the potential underlying funds are available in the Portfolio's prospectus.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio, including the underlying funds, are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). The values of the Portfolio's investments in the underlying funds are based upon the closing price of such underlying funds on the applicable exchange. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed by Janus Capital Management LLC (“Janus Capital”) to be unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

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Notes to Financial Statements

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the year. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex dividend date. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Portfolio bears expenses incurred specifically on its behalf. Additionally, the Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).

Federal Income Taxes

The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of

12	DECEMBER 31, 2018

Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes to Financial Statements

any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Portfolio’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including both the underlying funds and the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude both the underlying funds’ and Portfolio’s ability to achieve their investment objectives. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the underlying funds and the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s or an underlying fund's investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio or an underlying fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a

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particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

ETFs are typically open-end investment companies, which may be actively managed or passively managed. Passively managed ETFs generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value per share (“NAV”) of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount to its NAV. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Offsetting Assets and Liabilities

The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The following table  present  gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Portfolio's Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Credit Agricole, New York	$11,900,000	$—	$(11,900,000)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Portfolio, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Portfolio does not offset financial instruments'

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payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

Repurchase Agreements

The Portfolio and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. There were no securities on loan as of December 31, 2018.

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3. Investment Advisory Agreements and Other Transactions with Affiliates

The Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.

Janus Capital has contractually agreed to waive the advisory fee payable by the Portfolio or reimburse expenses in an amount equal to the amount, if any, that the Portfolio’s normal operating expenses including the investment advisory fee, but excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55% of the Portfolio’s average daily net assets. Janus Capital has agreed to continue the waiver until at least May 1, 2019. If applicable, amounts reimbursed to the Portfolio by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed during the period beginning with the Portfolio’s commencement of operations and expiring on the third anniversary of the commencement of operations. Janus Capital may elect to recoup such amounts only if: (i) recoupment is obtained within three years from the date an amount is waived or reimbursed to the Portfolio, and (ii) the Portfolio’s expense ratio at the time of recoupment, inclusive of the recoupment amounts, does not exceed the expense limit at the time of waiver or at the time of recoupment. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. During the year ended December 31, 2018, Janus Capital reimbursed the Portfolio $115,118 of fees and expenses that are eligible for recoupment. As of December 31, 2018, the aggregate amount of recoupment that may potentially be made to Janus Capital is $354,801. The recoupment of such reimbursements expires April 7, 2019.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Portfolio’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Portfolio. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of 0.10% of the Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services, including recordkeeping, subaccounting, order processing, or other shareholder services provided on behalf of shareholders of the Portfolio. Janus Services expects to use this entire fee to compensate Protective Life for providing these services to its customers who invest in the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital.

Since inception the Portfolio has paid the Trust’s distributor, Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”), a wholly-owned subsidiary of Janus Capital, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. Such payments were initially made pursuant to a distribution and shareholder servicing plan (“the Plan”) adopted by the Board of Trustees in accordance with Rule 12b-1 under the 1940 Act at the time of the Portfolio’s formation. Under the terms of the Plan, the Trust was authorized to make payments to Janus Distributors for remittance to Protective Life or other intermediaries as compensation for distribution and/or shareholder services performed by Protective Life or its agents, or by such intermediary. The existence of the Plan and the fees paid pursuant to the terms of the Plan have been disclosed in certain of the Portfolio’s regulatory filings, including its prospectus, statement of additional information and prior shareholder reports.  Due to an administrative oversight, following its initial adoption at the organizational meeting, the Plan was not annually renewed by the Board as required by Rule 12b-1 and as intended by the parties.  As a result, the Plan could be viewed to have expired on March 5, 2017, which was the date on which the annual renewal was required to have occurred.

At an in-person meeting held on July 18, 2018, the Board approved a new Rule 12b-1 Plan (“New Rule 12b-1 Plan”) with respect to the Portfolio, with fees and terms substantively identical to the Plan.  Because the Portfolio has commenced operations, the New Rule 12b-1 Plan was also required to be approved by the Portfolio’s shareholders.  As a result, on September 17, 2018, the Portfolio commenced proxy solicitation of shareholders seeking approval of (1)

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the New Rule 12b-1 Plan and (2) ratification of fees paid by the Portfolio since March 5, 2017 (the date upon which Board renewal of the Plan was required) until the date of final determination by shareholders with respect to the approval of the New Rule 12b-1 Plan.  The Portfolio continued to accrue the 0.25% fee pursuant to the terms of the New Rule 12b-1 Plan, with such amounts paid by the Portfolio into escrow and held pending final determination by shareholders. At a special meeting of shareholders held on October 9, 2018, shareholders voted to approve the New Rule 12b-1 Plan and ratify fees paid by the Portfolio since March 5, 2017.

Amounts that have been paid or otherwise accrued are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Such payments or accruals are not tied exclusively to actual 12b-1 distribution and servicing fees, and the payments or accruals may exceed 12b-1 distribution and servicing fees actually incurred. If any of the Portfolio’s actual 12b-1 distribution and servicing fees incurred during a calendar year are less than the payments made during a calendar year, the Portfolio will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Portfolio pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital provides oversight and coordination of the Portfolio’s service providers, recordkeeping, and other administrative services, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital provides to the Portfolio. These amounts are disclosed as “Affiliated Portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates are shared with the Portfolio. Total compensation of $65,661 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the  year ended December 31, 2018. The Portfolio's portion is reported as part of “Other expenses” on the Statement of Operations.

Effective April 1, 2018, BNP Paribas Financial Services (“BPFS”) provides certain administrative services to the Portfolio, including services related to Portfolio accounting, calculation of the Portfolio daily NAV, and audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Portfolio. As compensation for such services, Janus Capital pays BPFS a fee based on a percentage of the Portfolio’s assets, along with a flat fee, and is reimbursed by the Portfolio for amounts paid to BPFS (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). These amounts are disclosed as “Non-affiliated portfolio administration fees” on the Statement of Operations.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the  year ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the  year ended December 31, 2018, the Portfolio engaged in cross trades amounting to $698,905 in purchases and $1,020,184 in sales, resulting in a net realized loss of $17,602. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.

4. Federal Income Tax

The tax components of capital shown in the table below represent: (1) distribution requirements the Portfolio must satisfy under the income tax regulations; (2) losses or deductions the Portfolio may be able to offset against income

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and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

			Loss Deferrals		Other Book	Net Tax
Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Late-Year Ordinary Loss	Post-October Capital Loss	to Tax Differences	Appreciation/ (Depreciation)
$ 123,923	$ 549,204	$ -	$ -	$ -	$ (5)	$ (191,106)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2018 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 28,208,592	$ 200,642	$ (391,748)	$ (191,106)

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.

For the year ended December 31, 2018
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$ 338,454	$ 31,241	$ -	$ -

For the year ended December 31, 2017
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$ 177,971	$ -	$ -	$ -

Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. The following reclassifications have been made to the Portfolio:

Increase/(Decrease) to Capital	Increase/(Decrease) to Undistributed Net Investment Income/Loss	Increase/(Decrease) to Undistributed Net Realized Gain/Loss
$ -	$ -	$ -

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Notes to Financial Statements

5. Capital Share Transactions

	Year ended December 31, 2018		Year ended December 31, 2017
	Shares	Amount	Shares	Amount

Shares sold	950,188	$10,832,185	923,431	$10,076,817
Reinvested dividends and distributions	32,866	369,695	16,015	177,971
Shares repurchased	(123,704)	(1,397,118)	(98,257)	(1,072,515)
Net Increase/(Decrease)	859,350	$ 9,804,762	841,189	$ 9,182,273

6. Purchases and Sales of Investment Securities

For the  year ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$16,494,557	$ 18,561,496	$ -	$ -

7. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X was November 5, 2018. This report incorporates the amendments to Regulation S-X.

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820), in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Portfolio’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements other than the following:

The Board of Trustees of the Clayton Street Trust (“Board”) approved changes to each Portfolio’s investment strategies regarding the “cash allocation” portion of the Portfolio such that, effective January 1, 2019, in addition to investing in cash and other money market instruments, the Portfolio will also be able to allocate to other short-duration fixed income investments including both affiliated and unaffiliated ETFs.

Effective January 1, 2019, Janus Capital has contractually agreed to waive and/or reimburse a portion of the Portfolio’s management fee in an amount equal to the management fee it earns as investment adviser to any affiliated Underlying Funds in which the Portfolio invests. This fee waiver agreement will remain in effect through May 1, 2020. Janus Capital may not recover the previously waived or reimbursed amounts. This fee waiver agreement may be modified or terminated prior to this date only at the discretion of the Board.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Clayton Street Trust and Shareholders of Protective Life Dynamic Allocation Series- Conservative Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Protective Life Dynamic Allocation Series- Conservative Portfolio (one of the portfolios constituting Clayton Street Trust, referred to hereafter as the “Portfolio”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the two years in the period ended December 31, 2018 and for the period April 7, 2016 (commencement date) through December 31, 2016 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the two years in the period ended December 31, 2018 and for the period April 7, 2016 (commencement date) through December 31, 2016 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
February 15, 2019

We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Portfolio’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Portfolio files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Portfolio’s Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).

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Useful Information About Your Portfolio Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Portfolio’s performance and characteristics stack up against those of comparable indices.

If the Portfolio invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Portfolio with one or more widely used market indices. When comparing the performance of the Portfolio with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Portfolio with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Cumulative total returns are quoted for a Portfolio with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Portfolio’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Portfolio’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Portfolio’s Schedule of Investments. This schedule reports the types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Portfolio invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Portfolio exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Portfolio’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Portfolio’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Useful Information About Your Portfolio Report (unaudited)

The Portfolio’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio’s liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Portfolio’s net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Portfolio’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Portfolio’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Portfolio holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses incurred by the Portfolio, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Portfolio will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Portfolio’s net assets during the reporting period. Changes in the Portfolio’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio’s investment operations. The Portfolio’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Portfolio to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Portfolio’s net assets will not be affected. If you compare the Portfolio’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Portfolio’s net assets. This is because the majority of the Portfolio’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio’s net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Portfolio’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the

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Useful Information About Your Portfolio Report (unaudited)

period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

The Portfolio’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Portfolio during the reporting period. Do not confuse this ratio with the Portfolio’s yield. The net investment income ratio is not a true measure of the Portfolio’s yield because it does not take into account the dividends distributed to the Portfolio’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Portfolio. Portfolio turnover is affected by market conditions, changes in the asset size of the Portfolio, fluctuating volume of shareholder purchase and redemption orders, the nature of the Portfolio’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

24	DECEMBER 31, 2018

Protective Life Dynamic Allocation Series - Conservative Portfolio

Shareholder Meeting (unaudited)

A Special Meeting of Shareholders of the Portfolio was held on October 9, 2018. At the meeting, the following matters were voted on and approved. Each vote reported represents one dollar of net asset value held on the record date for the meeting. The results of the Special Meeting of Shareholders, with respect to the Portfolio, are noted below.

Proposals

1. To approve a new plan of distribution and shareholder servicing pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act") between the Trust, on behalf of the Portfolio, and Janus Distributors.

	Number of Votes ($)
Record Date Votes ($)	Affirmative	Against	Abstain	BVN	Total
28,450,641.479	25,658,766.496	0.000	2,024,093.517	0.000	27,682,860.013

Percentage of Total Outstanding Votes (%)					Percentage Voted (%)
Affirmative	Against	Abstain	BVN	Total	Affirmative	Against	Abstain	BVN	Total
90.187	0.000	7.114	0.000	97.301	92.688	0.000	7.312	0.000	100.000

2. To ratify distribution and shareholder servicing payments made or otherwise accrued by the Portfolio since March 5, 2017.

	Number of Votes ($)
Record Date Votes ($)	Affirmative	Against	Abstain	BVN	Total
28,450,641.479	26,032,888.389	0.000	1,649,971.624	0.000	27,682,860.013

Percentage of Total Outstanding Votes (%)					Percentage Voted (%)
Affirmative	Against	Abstain	BVN	Total	Affirmative	Against	Abstain	BVN	Total
91.502	0.000	5.799	0.000	97.301	94.040	0.000	5.960	0.000	100.000

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Designation Requirements (unaudited)

For federal income tax purposes, the Portfolio designated the following for the  year ended December 31, 2018:

Capital Gain Distributions	$31,241
Foreign Taxes Paid	$1,729
Foreign Source Income	$38,571
Dividends Received Deduction Percentage	11%

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Trustees and Officers (unaudited)

The Portfolio’s Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Portfolio’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the Portfolio’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The Portfolio’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Janus Detroit Street Trust. Collectively, these two registered investment companies consist of 10 series or funds.

The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Detroit Street Trust. Certain officers of the Portfolio may also be officers and/or directors of Janus Capital. Except as otherwise disclosed, Portfolio officers receive no compensation from the Portfolio, except for the Portfolio’s Chief Compliance Officer, as authorized by the Trustees.

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Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Clifford J. Weber 151 Detroit Street Denver, CO 80206 DOB: 1963	Chairman Trustee	2/16-Present 2/16-Present	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015). Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015) and Executive Vice President and Head of Strategy and Product Development, NYSE Liffe U.S., a division of NYSE Euronext (U.S. futures exchange) (2008-2013).	10

Independent Trustee, Clough Funds Trust (investment company) (since 2015), Chairman, Clough Funds Trust (since 2017), Independent Trustee, Clough Dividend and Income Fund (closed-end fund) (since 2017), Independent Trustee, Clough Global Opportunities Fund (closed-end fund) (since 2017), Independent Trustee, Clough Global Equity Fund (closed-end fund) (since 2017), Independent Trustee, Elevation ETF Trust (investment company) (2016-2018), Chairman, Elevation ETF Trust (2016-2018), and Independent Trustee, Global X Funds (investment company) (since 2018).

* Each Trustee also serves as a trustee to the Janus Detroit Street Trust, which is currently comprised of seven funds.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Maureen T. Upton 151 Detroit Street Denver, CO 80206 DOB: 1965	Trustee	2/16-Present	Principal, Maureen Upton Ltd. (consulting services to developers of major infrastructure projects and investors) (since 2017). Formerly, Principal Consultant, SRK Consulting (U.S.), Inc. (consulting services to global mining, energy and water resource industries) (2015-2017) and Founder and Principal, Resource Initiatives LLC (sustainability consulting firm) (2006-2015).	10	Director, Denver Metro Leadership Foundation (non-profit organization) (2012-2014).
* Each Trustee also serves as a trustee to the Janus Detroit Street Trust, which is currently comprised of seven funds.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Jeffrey B. Weeden 151 Detroit Street Denver, CO 80206 DOB: 1956	Trustee	2/16-Present	Senior Advisor, BayBoston Capital LP (investment fund in finance companies, banks and bank holdings companies) (since 2015). Formerly, Management Advisor, BoxCast, Inc. (technology start-up company) (2014-2017) and Senior Executive Vice President and Chief Financial Officer, KeyCorp (financial services) (2002-2013).	10	Director, State Farm Bank (banking) (since 2014).
* Each Trustee also serves as a trustee to the Janus Detroit Street Trust, which is currently comprised of seven funds.

30	DECEMBER 31, 2018

Protective Life Dynamic Allocation Series - Conservative Portfolio

Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee
Michael Drew Elder** 151 Detroit Street Denver, CO 80206 DOB: 1970	Trustee	8/15-Present	Executive Vice President and Co-Head of Global Distribution, Janus Capital (since 2018) and Head of U.S. Intermediary Distribution, Janus Capital (since 2014) and President, Janus Distributors LLC (broker- dealer) (since 2014). Formerly, Senior Vice President, Janus Capital (2007-2014).	10	Director, Perkins Investment Management LLC (since 2014).

* Each Trustee also serves as a trustee to the Janus Detroit Street Trust, which is currently comprised of seven funds.

** Michael Drew Elder is an Interested Trustee because of his employment with Janus Capital.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Trustees and Officers (unaudited)

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Bruce L. Koepfgen 151 Detroit Street Denver, CO 80206 DOB: 1952	President and Chief Executive Officer	2/16-Present

Head of North America for Janus Henderson Investors and Janus Capital Management LLC (since 2017); Executive Vice President and Director of Janus International Holding LLC (since 2011); Executive Vice President of Janus Distributors LLC (since 2011); Executive Vice President and Working Director of INTECH Investment Management LLC (since 2011); Executive Vice President and Director of Perkins Investment Management LLC (since 2011); and Executive Vice President and Director of Janus Management Holdings Corporation (since 2011). Formerly, President of Janus Capital Group Inc. and Janus Capital Management LLC (2013-2017); Executive Vice President of Janus Services LLC (2011-2015), Janus Capital Group Inc. and Janus Capital Management LLC (2011-2013); and Chief Financial Officer of Janus Capital Group Inc., Janus Capital Management LLC, Janus Distributors LLC, Janus Management Holdings Corporation, and Janus Services LLC (2011-2013).

Susan K. Wold 151 Detroit Street Denver, CO 80206 DOB: 1960	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	9/17-Present

Senior Vice President and Head of Compliance, North America for Janus Henderson (since September 2017); Formerly, Vice President, Head of Global Corporate Compliance, and Chief Compliance Officer for Janus Capital Management LLC (May 2017-September 2017); Vice President, Compliance at Janus Capital Group and Janus Capital Management LLC (2005-2017).

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Trustees and Officers (unaudited)

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Vice President, Chief Financial Officer, Treasurer, and Principal Accounting Officer	2/16-Present	Vice President of Janus Capital and Janus Services LLC.
Byron D. Hittle 151 Detroit Street Denver, CO 80206 DOB: 1974	Vice President, Secretary and Chief Legal Officer	7/18-Present	Vice President and Assistant General Counsel of Janus Capital and Janus Services LLC (2017-present); Assistant Vice President and Senior Legal Counsel (2012-2016).
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

Janus Clayton Street Trust	33

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Protective Life Dynamic Allocation Series Portfolios are distributed by Janus Henderson Distributors and exclusively offered in connection with variable annuity contracts issued by Protective Life Insurance Company and its affiliates. Janus Henderson is not affiliated with Protective Life.

109-02-93063 02-19

ANNUAL REPORT December 31, 2018

Protective Life Dynamic Allocation Series - Growth Portfolio

Clayton Street Trust

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your portfolio • Portfolio performance, characteristics and holdings

Protective Life Dynamic Allocation Series - Growth Portfolio

Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

PORTFOLIO SNAPSHOT

This global asset allocation portfolio can help investors remove the emotion from investing by following a rules-based asset allocation process. During the period, the Portfolio looked to shift equity allocations to and from cash weekly based on market signals, with a goal to grow assets over time while mitigating downside risk.

Benjamin Wang co-portfolio manager	Scott M. Weiner co-portfolio manager

PERFORMANCE OVERVIEW

Protective Life Dynamic Allocation Series – Growth Portfolio returned -3.65% for the 12-month period ending December 31, 2018. This compares with a return of -9.42% for its benchmark, the MSCI All Country World IndexSM.

MARKET ENVIRONMENT

Global stocks lost ground during the year. While corporate earnings growth was solid, rising U.S. interest rates and global trade tensions all weighed on stocks for much of the period. In the fourth quarter, markets fell sharply as trade tensions between the U.S. and China escalated and data suggested weaker international economic growth. Health care was a top performing equity sector, while materials and financials experienced the steepest losses.

PERFORMANCE DISCUSSION

For the period, the Portfolio’s allocation to high-growth U.S. equities was responsible for most of the positive returns followed by our allocation to cash. Losses were concentrated in our exposure to large-cap U.S., UK and Japan equities.

Thank you for investing in Protective Life Dynamic Allocation Series – Growth Portfolio.

Asset Allocation - (% of Net Assets)
Repurchase Agreements	90.4%
Investment Companies	9.5%
Other	0.1%
100.0%

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Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

Performance

See important disclosures on the next page.

			Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2018			per the May 1, 2018 prospectus
	One Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Protective Life Dynamic Allocation Series - Growth Portfolio	-3.65%	9.09%	1.57%	0.90%
MSCI All Country World Index	-9.42%	7.85%
Morningstar Quartile - Class S Shares	1st	1st
Morningstar Ranking - based on total returns for Insurance Allocation--70% to 85% Equity Funds	3/133	1/114

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.456.6330.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through May 1, 2019.

Investing involves risk and it is possible to lose money by investing. Investment return and value will fluctuate in response to issuer, political, market and economic developments, which can affect a single issuer, issuers within an industry, economic sector or geographic region, or the market as a whole. Please see the prospectus for more information about risks, holdings and other details.

Performance of the Dynamic Allocation Series Portfolios depends on that of the underlying funds. They are subject to risk with respect to the aggregation of holdings of underlying funds which may result in increased volatility as a result of indirectly having concentrated assets in a particular industry, geographical sector, or single company.

No assurance can be given that the investment strategy will be successful under all or any market conditions. Janus Capital Management has limited prior experience using the proprietary methodology co-developed by Janus Capital Management and Protective Life Insurance Company. Although it is designed to achieve the Portfolios’ investment objectives, there is no guarantee that it will achieve the desired results. Because Janus Capital Management is the adviser to the Portfolios and to certain affiliated funds that may be held within the Portfolios, it is subject to certain potential conflicts of interest.

Returns do not reflect the deduction of fees, charges or expenses of any insurance product. If applied, returns would have been lower.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

2	DECEMBER 31, 2018

Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

Performance

Until three years from inception, expenses previously waived or reimbursed may be recovered if the expense ratio falls below certain limits.

When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Portfolio Report.”

*The Portfolio’s inception date – April 7, 2016

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Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in the Portfolio or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as any charges at the separate account level or contract level. These fees are fully described in the Portfolio’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)
	$1,000.00	$939.50	$3.81	$1,000.00	$1,021.27	$3.97	0.78%
†

Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Portfolio’s prospectus for more information regarding waivers and/or reimbursements.

4	DECEMBER 31, 2018

Protective Life Dynamic Allocation Series - Growth Portfolio

Schedule of Investments

December 31, 2018

Shares or Principal Amounts		Value
Investment Companies – 9.5%
Exchange-Traded Funds (ETFs) – 9.5%
SPDR S&P 500 Trust (cost $5,770,066)	26,925	$6,729,096
Repurchase Agreements(a) – 90.4%
Undivided interest of 32.3% in a joint repurchase agreement (principal amount $197,700,000 with a maturity value of $197,731,852) with Credit Agricole, New York, 2.9000%, dated 12/31/18, maturing 1/2/19 to be repurchased at $63,810,279 collateralized by $213,236,500 in U.S. Treasuries 2.7500%, 11/15/47 with a value of $201,654,021 (cost $63,800,000)	$63,800,000	63,800,000
Total Investments (total cost $69,570,066) – 99.9%		70,529,096
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		65,472
Net Assets – 100%		$70,594,568

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/18
Investment Companies - N/A
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	$27,704∆	$-	$-	$-

	Share Balance at 12/31/17	Purchases	Sales	Share Balance at 12/31/18
Investment Companies - N/A
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	2,044,000	199,140,453	(201,184,453)	-

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Schedule of Investments and Other Information

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.

LLC	Limited Liability Company
SPDR	Standard & Poor's Depositary Receipt

ºº	Rate shown is the 7-day yield as of December 31, 2018.

(a)	The Fund may have elements of risk due to concentration of investments. Such concentrations may subject the Fund to additional risks.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Investment Companies	$6,729,096	$-	$-
Repurchase Agreements	-	63,800,000	-
Total Assets	$6,729,096	$63,800,000	$-

6	DECEMBER 31, 2018

Protective Life Dynamic Allocation Series - Growth Portfolio

Statement of Assets and Liabilities

December 31, 2018

Assets:
Investments, at value(1)	$6,729,096
Repurchase agreements, at value(2)	63,800,000
Cash	81,852
Receivables:
Portfolio shares sold	86,395
Dividends	76,467
Interest	10,279
Other assets	1,555
Total Assets	70,785,644
Liabilities:
Payables:	—
Investments purchased	86,455
Professional fees	40,207
Non-affiliated portfolio administration fees payable	20,658
12b-1 Distribution and shareholder servicing fees	15,494
Advisory fees	7,458
Non-interested Trustees' fees and expenses	7,052
Transfer agent fees and expenses	6,465
Affiliated portfolio administration fees payable	2,051
Custodian fees	459
Portfolio shares repurchased	169
Accrued expenses and other payables	4,608
Total Liabilities	191,076
Net Assets	$70,594,568
Net Assets Consist of:
Capital (par value and paid-in surplus)	$67,327,395
Total distributable earnings (loss)	3,267,173
Total Net Assets	$70,594,568
Net Assets	$70,594,568
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,669,814
Net Asset Value Per Share	$12.45

(1) Includes cost of $5,770,066. (2) Includes cost of repurchase agreements of $63,800,000.

See Notes to Financial Statements.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Statement of Operations

For the year ended December 31, 2018

Investment Income:
Dividends	$858,177
Interest	246,680
Affiliated securities lending income, net	27,704
Total Investment Income	1,132,561
Expenses:
Advisory fees	256,208
12b-1 Distribution and shareholder servicing fees	160,130
Transfer agent administrative fees and expenses	64,052
Other transfer agent fees and expenses	1,066
Professional fees	76,679
Non-affiliated portfolio administration fees	29,822
Affiliated portfolio administration fees	26,865
Non-interested Trustees’ fees and expenses	26,545
Shareholder reports expense	7,621
Custodian fees	4,671
Other expenses	27,598
Total Expenses	681,257
Less: Excess Expense Reimbursement and Waivers	(213,557)
Net Expenses	467,700
Net Investment Income/(Loss)	664,861
Net Realized Gain/(Loss) on Investments:
Investments	2,143,072
Total Net Realized Gain/(Loss) on Investments	2,143,072
Change in Unrealized Net Appreciation/Depreciation:
Investments	(5,974,115)
Total Change in Unrealized Net Appreciation/Depreciation	(5,974,115)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(3,166,182)

See Notes to Financial Statements.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Statements of Changes in Net Assets

	Year ended December 31, 2018	Year ended December 31, 2017

Operations:
Net investment income/(loss)	$664,861	$542,846
Net realized gain/(loss) on investments	2,143,072	24,523
Change in unrealized net appreciation/depreciation	(5,974,115)	6,319,081
Net Increase/(Decrease) in Net Assets Resulting from Operations	(3,166,182)	6,886,450
Dividends and Distributions to Shareholders(1)
Dividends and Distributions to Shareholders(1)	(723,326)	N/A
Dividends from Net Investment Income(1)	N/A	(311,210)
Net Decrease from Dividends and Distributions to Shareholders	(723,326)	(311,210)
Capital Shares Transactions	22,468,696	27,338,872
Net Increase/(Decrease) in Net Assets	18,579,188	33,914,112
Net Assets:
Beginning of period	52,015,380	18,101,268
End of period(2)	$70,594,568	$52,015,380

(1) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(2) Net assets - End of period includes undistributed (overdistributed) net investment income of $330,539 as of December 31, 2017. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Financial Statements.

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Protective Life Dynamic Allocation Series - Growth Portfolio

Financial Highlights

For a share outstanding during the year or period ended December 31	2018	2017	2016(1)
Net Asset Value, Beginning of Period	$13.06	$10.72	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.14	0.19	0.13
Net realized and unrealized gain/(loss)	(0.61)	2.25	0.59
Total from Investment Operations	(0.47)	2.44	0.72
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.10)	—
Total Dividends and Distributions	(0.14)	(0.10)	—
Net Asset Value, End of Period	$12.45	$13.06	$10.72
Total Return*	(3.65)%	22.82%	7.20%
Net Assets, End of Period (in thousands)	$70,595	$52,015	$18,101
Average Net Assets for the Period (in thousands)	$64,001	$34,683	$7,512
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	1.06%	1.33%	3.24%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.73%	0.67%	0.73%
Ratio of Net Investment Income/(Loss)(3)	1.04%	1.57%	1.79%
Portfolio Turnover Rate	87%	7%	46%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity contracts for which Clayton Street Trust serves as an underlying investment vehicle.

** Annualized for periods of less than one full year.

(1) Period from April 7, 2016 (inception date) through December 31, 2016.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.

See Notes to Financial Statements.

10	DECEMBER 31, 2018

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Protective Life Dynamic Allocation Series - Growth Portfolio (the “Portfolio”) is a series of Clayton Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Portfolio operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets may be invested in exchange-traded funds (the “underlying funds”). The Trust offers three portfolios with differing investment objectives and policies. The Portfolio seeks total return through growth of capital, balanced by capital preservation. The Portfolio is classified as nondiversified, as defined in the 1940 Act.

The Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective Life").

Underlying Funds

During the period, the Portfolio invested in a dynamic portfolio of exchange-traded funds across seven different equity asset classes and a cash allocation, including money market instruments. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 100% global equity investments. Additional details and descriptions of the investment objectives and strategies of each of the potential underlying funds are available in the Portfolio's prospectus.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio, including the underlying funds, are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). The values of the Portfolio's investments in the underlying funds are based upon the closing price of such underlying funds on the applicable exchange. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed by Janus Capital Management LLC (“Janus Capital”) to be unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

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Notes to Financial Statements

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the year. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex dividend date. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Portfolio bears expenses incurred specifically on its behalf. Additionally, the Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).

Federal Income Taxes

The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of

12	DECEMBER 31, 2018

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements

any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Portfolio’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including both the underlying funds and the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude both the underlying funds’ and Portfolio’s ability to achieve their investment objectives. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the underlying funds and the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s or an underlying fund's investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio or an underlying fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a

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Notes to Financial Statements

particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

ETFs are typically open-end investment companies, which may be actively managed or passively managed. Passively managed ETFs generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value per share (“NAV”) of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount to its NAV. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Offsetting Assets and Liabilities

The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The following table  presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Portfolio's Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Credit Agricole, New York	$63,800,000	$—	$(63,800,000)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Portfolio, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Portfolio does not offset financial instruments'

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Notes to Financial Statements

payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

Repurchase Agreements

The Portfolio and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. There were no securities on loan as of December 31, 2018.

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Notes to Financial Statements

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.

Janus Capital has contractually agreed to waive the advisory fee payable by the Portfolio or reimburse expenses in an amount equal to the amount, if any, that the Portfolio’s normal operating expenses including the investment advisory fee, but excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55% of the Portfolio’s average daily net assets. Janus Capital has agreed to continue the waiver until at least May 1, 2019. If applicable, amounts reimbursed to the Portfolio by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed during the period beginning with the Portfolio’s commencement of operations and expiring on the third anniversary of the commencement of operations. Janus Capital may elect to recoup such amounts only if: (i) recoupment is obtained within three years from the date an amount is waived or reimbursed to the Portfolio, and (ii) the Portfolio’s expense ratio at the time of recoupment, inclusive of the recoupment amounts, does not exceed the expense limit at the time of waiver or at the time of recoupment. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. During the year ended December 31, 2018, Janus Capital reimbursed the Portfolio $213,557 of fees and expenses that are eligible for recoupment. As of December 31, 2018, the aggregate amount of recoupment that may potentially be made to Janus Capital is $584,260. The recoupment of such reimbursements expires April 7, 2019.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Portfolio’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Portfolio. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of 0.10% of the Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services, including recordkeeping, subaccounting, order processing, or other shareholder services provided on behalf of shareholders of the Portfolio. Janus Services expects to use this entire fee to compensate Protective Life for providing these services to its customers who invest in the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital.

Since inception the Portfolio has paid the Trust’s distributor, Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”), a wholly-owned subsidiary of Janus Capital, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. Such payments were initially made pursuant to a distribution and shareholder servicing plan (“the Plan”) adopted by the Board of Trustees in accordance with Rule 12b-1 under the 1940 Act at the time of the Portfolio’s formation. Under the terms of the Plan, the Trust was authorized to make payments to Janus Distributors for remittance to Protective Life or other intermediaries as compensation for distribution and/or shareholder services performed by Protective Life or its agents, or by such intermediary. The existence of the Plan and the fees paid pursuant to the terms of the Plan have been disclosed in certain of the Portfolio’s regulatory filings, including its prospectus, statement of additional information and prior shareholder reports.  Due to an administrative oversight, following its initial adoption at the organizational meeting, the Plan was not annually renewed by the Board as required by Rule 12b-1 and as intended by the parties.  As a result, the Plan could be viewed to have expired on March 5, 2017, which was the date on which the annual renewal was required to have occurred.

At an in-person meeting held on July 18, 2018, the Board approved a new Rule 12b-1 Plan (“New Rule 12b-1 Plan”) with respect to the Portfolio, with fees and terms substantively identical to the Plan.  Because the Portfolio has commenced operations, the New Rule 12b-1 Plan was also required to be approved by the Portfolio’s shareholders.  As a result, on September 17, 2018, the Portfolio commenced proxy solicitation of shareholders seeking approval of (1)

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Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements

the New Rule 12b-1 Plan and (2) ratification of fees paid by the Portfolio since March 5, 2017 (the date upon which Board renewal of the Plan was required) until the date of final determination by shareholders with respect to the approval of the New Rule 12b-1 Plan.  The Portfolio continued to accrue the 0.25% fee pursuant to the terms of the New Rule 12b-1 Plan, with such amounts paid by the Portfolio into escrow and held pending final determination by shareholders. At a special meeting of shareholders held on October 9, 2018, shareholders voted to approve the New Rule 12b-1 Plan and ratify fees paid by the Portfolio since March 5, 2017.

Amounts that have been paid or otherwise accrued are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Such payments or accruals are not tied exclusively to actual 12b-1 distribution and servicing fees, and the payments or accruals may exceed 12b-1 distribution and servicing fees actually incurred. If any of the Portfolio’s actual 12b-1 distribution and servicing fees incurred during a calendar year are less than the payments made during a calendar year, the Portfolio will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Portfolio pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital provides oversight and coordination of the Portfolio’s service providers, recordkeeping, and other administrative services, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital provides to the Portfolio. These amounts are disclosed as “Affiliated Portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates are shared with the Portfolio. Total compensation of $65,661 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended December 31, 2018. The Portfolio's portion is reported as part of “Other expenses” on the Statement of Operations.

Effective April 1, 2018, BNP Paribas Financial Services (“BPFS”) provides certain administrative services to the Portfolio, including services related to Portfolio accounting, calculation of the Portfolio daily NAV, and audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Portfolio. As compensation for such services, Janus Capital pays BPFS a fee based on a percentage of the Portfolio’s assets, along with a flat fee, and is reimbursed by the Portfolio for amounts paid to BPFS (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). These amounts are disclosed as “Non-affiliated portfolio administration fees” on the Statement of Operations.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended December 31, 2018, the Portfolio engaged in cross trades amounting to $1,003,995 in purchases and $1,686,933 in sales, resulting in a net realized loss of $17,033. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.

4. Federal Income Tax

The tax components of capital shown in the table below represent: (1) distribution requirements the Portfolio must satisfy under the income tax regulations; (2) losses or deductions the Portfolio may be able to offset against income

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Notes to Financial Statements

and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

			Loss Deferrals		Other Book	Net Tax
Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Late-Year Ordinary Loss	Post-October Capital Loss	to Tax Differences	Appreciation/ (Depreciation)
$ 272,075	$ 2,108,188	$ -	$ -	$ -	$ -	$ 886,910

During the year ended December 31, 2018, capital loss carryovers of $3,357 were utilized by the Portfolio.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2018 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 69,642,186	$ 886,910	$ -	$ 886,910

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.

For the year ended December 31, 2018
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$ 723,326	$ -	$ -	$ -

For the year ended December 31, 2017
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$ 311,210	$ -	$ -	$ -

Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. The following reclassifications have been made to the Portfolio:

Increase/(Decrease) to Capital	Increase/(Decrease) to Undistributed Net Investment Income/Loss	Increase/(Decrease) to Undistributed Net Realized Gain/Loss
$ -	$ -	$ -

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Notes to Financial Statements

5. Capital Share Transactions

	Year ended December 31, 2018		Year ended December 31, 2017
	Shares	Amount	Shares	Amount

Shares sold	1,866,803	$24,817,542	2,322,998	$27,646,602
Reinvested dividends and distributions	55,280	723,326	25,479	311,210
Shares repurchased	(235,614)	(3,072,172)	(53,899)	(618,940)
Net Increase/(Decrease)	1,686,469	$22,468,696	2,294,578	$27,338,872

6. Purchases and Sales of Investment Securities

For the year ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$43,945,018	$ 85,019,845	$ -	$ -

7. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X was November 5, 2018. This report incorporates the amendments to Regulation S-X.

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820), in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Portfolio’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements other than the following:

The Board of Trustees of the Clayton Street Trust (“Board”) approved changes to each Portfolio’s investment strategies regarding the “cash allocation” portion of the Portfolio such that, effective January 1, 2019, in addition to investing in cash and other money market instruments, the Portfolio will also be able to allocate to other short-duration fixed income investments including both affiliated and unaffiliated ETFs.

Effective January 1, 2019, Janus Capital has contractually agreed to waive and/or reimburse a portion of the Portfolio’s management fee in an amount equal to the management fee it earns as investment adviser to any affiliated Underlying Funds in which the Portfolio invests. This fee waiver agreement will remain in effect through May 1, 2020. Janus Capital may not recover the previously waived or reimbursed amounts. This fee waiver agreement may be modified or terminated prior to this date only at the discretion of the Board.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Clayton Street Trust and Shareholders of Protective Life Dynamic Allocation Series- Growth Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Protective Life Dynamic Allocation Series- Growth Portfolio (one of the portfolios constituting Clayton Street Trust, referred to hereafter as the “Portfolio”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the two years in the period ended December 31, 2018 and for the period April 7, 2016 (commencement date) through December 31, 2016 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the two years in the period ended December 31, 2018 and for the period April 7, 2016 (commencement date) through December 31, 2016 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
February 15, 2019

We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Portfolio’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Portfolio files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Portfolio’s Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).

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Useful Information About Your Portfolio Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Portfolio’s performance and characteristics stack up against those of comparable indices.

If the Portfolio invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Portfolio with one or more widely used market indices. When comparing the performance of the Portfolio with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Portfolio with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Cumulative total returns are quoted for a Portfolio with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Portfolio’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Portfolio’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Portfolio’s Schedule of Investments. This schedule reports the types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Portfolio invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Portfolio exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Portfolio’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Portfolio’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

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Useful Information About Your Portfolio Report (unaudited)

The Portfolio’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio’s liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Portfolio’s net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Portfolio’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Portfolio’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Portfolio holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses incurred by the Portfolio, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Portfolio will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Portfolio’s net assets during the reporting period. Changes in the Portfolio’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio’s investment operations. The Portfolio’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Portfolio to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Portfolio’s net assets will not be affected. If you compare the Portfolio’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Portfolio’s net assets. This is because the majority of the Portfolio’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio’s net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Portfolio’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the

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Useful Information About Your Portfolio Report (unaudited)

period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

The Portfolio’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Portfolio during the reporting period. Do not confuse this ratio with the Portfolio’s yield. The net investment income ratio is not a true measure of the Portfolio’s yield because it does not take into account the dividends distributed to the Portfolio’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Portfolio. Portfolio turnover is affected by market conditions, changes in the asset size of the Portfolio, fluctuating volume of shareholder purchase and redemption orders, the nature of the Portfolio’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Shareholder Meeting (unaudited)

A Special Meeting of Shareholders of the Portfolio was held on October 9, 2018. At the meeting, the following matters were voted on and approved. Each vote reported represents one dollar of net asset value held on the record date for the meeting. The results of the Special Meeting of Shareholders, with respect to the Portfolio, are noted below.

Proposals

1. To approve a new plan of distribution and shareholder servicing pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act") between the Trust, on behalf of the Portfolio, and Janus Distributors.

	Number of Votes ($)
Record Date Votes ($)	Affirmative	Against	Abstain	BVN	Total
69,929,101.898	66,803,682.143	0.000	2,972,821.035	0.000	69,776,503.178

Percentage of Total Outstanding Votes (%)					Percentage Voted (%)
Affirmative	Against	Abstain	BVN	Total	Affirmative	Against	Abstain	BVN	Total
95.531	0.000	4.251	0.000	99.782	95.740	0.000	4.260	0.000	100.000

2. To ratify distribution and shareholder servicing payments made or otherwise accrued by the Portfolio since March 5, 2017.

	Number of Votes ($)
Record Date Votes ($)	Affirmative	Against	Abstain	BVN	Total
69,929,101.898	66,803,682.143	0.000	2,972,821.035	0.000	69,776,503.178

Percentage of Total Outstanding Votes (%)					Percentage Voted (%)
Affirmative	Against	Abstain	BVN	Total	Affirmative	Against	Abstain	BVN	Total
95.531	0.000	4.251	0.000	99.782	95.740	0.000	4.260	0.000	100.000

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Designation Requirements (unaudited)

For federal income tax purposes, the Portfolio designated the following for the year ended December 31, 2018:

Foreign Taxes Paid	$8,217
Foreign Source Income	$183,300
Dividends Received Deduction Percentage	10%

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Trustees and Officers (unaudited)

The Portfolio’s Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Portfolio’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the Portfolio’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The Portfolio’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Janus Detroit Street Trust. Collectively, these two registered investment companies consist of 10 series or funds.

The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Detroit Street Trust. Certain officers of the Portfolio may also be officers and/or directors of Janus Capital. Except as otherwise disclosed, Portfolio officers receive no compensation from the Portfolio, except for the Portfolio’s Chief Compliance Officer, as authorized by the Trustees.

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Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Clifford J. Weber 151 Detroit Street Denver, CO 80206 DOB: 1963	Chairman Trustee	2/16-Present 2/16-Present	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015). Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015) and Executive Vice President and Head of Strategy and Product Development, NYSE Liffe U.S., a division of NYSE Euronext (U.S. futures exchange) (2008-2013).	10

Independent Trustee, Clough Funds Trust (investment company) (since 2015), Chairman, Clough Funds Trust (since 2017), Independent Trustee, Clough Dividend and Income Fund (closed-end fund) (since 2017), Independent Trustee, Clough Global Opportunities Fund (closed-end fund) (since 2017), Independent Trustee, Clough Global Equity Fund (closed-end fund) (since 2017), Independent Trustee, Elevation ETF Trust (investment company) (2016-2018), Chairman, Elevation ETF Trust (2016-2018), and Independent Trustee, Global X Funds (investment company) (since 2018).

* Each Trustee also serves as a trustee to the Janus Detroit Street Trust, which is currently comprised of seven funds.

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Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Maureen T. Upton 151 Detroit Street Denver, CO 80206 DOB: 1965	Trustee	2/16-Present	Principal, Maureen Upton Ltd. (consulting services to developers of major infrastructure projects and investors) (since 2017). Formerly, Principal Consultant, SRK Consulting (U.S.), Inc. (consulting services to global mining, energy and water resource industries) (2015-2017) and Founder and Principal, Resource Initiatives LLC (sustainability consulting firm) (2006-2015).	10	Director, Denver Metro Leadership Foundation (non-profit organization) (2012-2014).
* Each Trustee also serves as a trustee to the Janus Detroit Street Trust, which is currently comprised of seven funds.

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Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Jeffrey B. Weeden 151 Detroit Street Denver, CO 80206 DOB: 1956	Trustee	2/16-Present	Senior Advisor, BayBoston Capital LP (investment fund in finance companies, banks and bank holdings companies) (since 2015). Formerly, Management Advisor, BoxCast, Inc. (technology start-up company) (2014-2017) and Senior Executive Vice President and Chief Financial Officer, KeyCorp (financial services) (2002-2013).	10	Director, State Farm Bank (banking) (since 2014).
* Each Trustee also serves as a trustee to the Janus Detroit Street Trust, which is currently comprised of seven funds.

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Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee
Michael Drew Elder** 151 Detroit Street Denver, CO 80206 DOB: 1970	Trustee	8/15-Present	Executive Vice President and Co-Head of Global Distribution, Janus Capital (since 2018) and Head of U.S. Intermediary Distribution, Janus Capital (since 2014) and President, Janus Distributors LLC (broker- dealer) (since 2014). Formerly, Senior Vice President, Janus Capital (2007-2014).	10	Director, Perkins Investment Management LLC (since 2014).

* Each Trustee also serves as a trustee to the Janus Detroit Street Trust, which is currently comprised of seven funds.

** Michael Drew Elder is an Interested Trustee because of his employment with Janus Capital.

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Trustees and Officers (unaudited)

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Bruce L. Koepfgen 151 Detroit Street Denver, CO 80206 DOB: 1952	President and Chief Executive Officer	2/16-Present

Head of North America for Janus Henderson Investors and Janus Capital Management LLC (since 2017); Executive Vice President and Director of Janus International Holding LLC (since 2011); Executive Vice President of Janus Distributors LLC (since 2011); Executive Vice President and Working Director of INTECH Investment Management LLC (since 2011); Executive Vice President and Director of Perkins Investment Management LLC (since 2011); and Executive Vice President and Director of Janus Management Holdings Corporation (since 2011). Formerly, President of Janus Capital Group Inc. and Janus Capital Management LLC (2013-2017); Executive Vice President of Janus Services LLC (2011-2015), Janus Capital Group Inc. and Janus Capital Management LLC (2011-2013); and Chief Financial Officer of Janus Capital Group Inc., Janus Capital Management LLC, Janus Distributors LLC, Janus Management Holdings Corporation, and Janus Services LLC (2011-2013).

Susan K. Wold 151 Detroit Street Denver, CO 80206 DOB: 1960	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	9/17-Present

Senior Vice President and Head of Compliance, North America for Janus Henderson (since September 2017); Formerly, Vice President, Head of Global Corporate Compliance, and Chief Compliance Officer for Janus Capital Management LLC (May 2017-September 2017); Vice President, Compliance at Janus Capital Group and Janus Capital Management LLC (2005-2017).

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

32	DECEMBER 31, 2018

Protective Life Dynamic Allocation Series - Growth Portfolio

Trustees and Officers (unaudited)

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Vice President, Chief Financial Officer, Treasurer, and Principal Accounting Officer	2/16-Present	Vice President of Janus Capital and Janus Services LLC.
Byron D. Hittle 151 Detroit Street Denver, CO 80206 DOB: 1974	Vice President, Secretary and Chief Legal Officer	7/18-Present	Vice President and Assistant General Counsel of Janus Capital and Janus Services LLC (2017-present); Assistant Vice President and Senior Legal Counsel (2012-2016).
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

Clayton Street Trust	33

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Protective Life Dynamic Allocation Series Portfolios are distributed by Janus Henderson Distributors and exclusively offered in connection with variable annuity contracts issued by Protective Life Insurance Company and its affiliates. Janus Henderson is not affiliated with Protective Life.

109-02-93065 02-19

ANNUAL REPORT December 31, 2018

Protective Life Dynamic Allocation Series - Moderate Portfolio

Clayton Street Trust

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your portfolio • Portfolio performance, characteristics and holdings

Protective Life Dynamic Allocation Series - Moderate Portfolio

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

PORTFOLIO SNAPSHOT

This global asset allocation portfolio can help investors remove the emotion from investing by following a rules-based asset allocation process. During the period, the Portfolio looked to shift equity allocations to and from cash weekly based on market signals while maintaining consistent exposure to fixed income assets, with a goal to grow assets over time while mitigating downside risk.

Benjamin Wang co-portfolio manager	Scott M. Weiner co-portfolio manager

PERFORMANCE OVERVIEW

Protective Life Dynamic Allocation Series – Moderate Portfolio returned -2.37% for the 12-month period ending December 31, 2018. This compares with a return of -9.42% for its primary benchmark, the MSCI All Country World IndexSM, and -6.00% for its secondary benchmark, the Protective Life Moderate Allocation Index, which is our internally calculated blended benchmark of 65% MSCI All Country World IndexSM and 35% Bloomberg Barclays U.S. Aggregate Bond Index.

MARKET ENVIRONMENT

Global stocks lost ground during the year. While corporate earnings growth was solid, rising U.S. interest rates and global trade tensions all weighed on stocks for much of the period. In the fourth quarter, markets fell sharply as trade tensions between the U.S. and China escalated and data suggested weaker international economic growth.

U.S. and global bond benchmarks were flat to negative in 2018 as the expectation of higher interest rates pushed yields on U.S. Treasuries higher for much of the year and investors priced in perhaps better-than-expected economic growth. That concern, magnified by rising wages in the U.S., caused many to fear inflation may run ahead of Federal Reserve (Fed) expectations. That scenario shifted during the autumn as emerging worries about slowing growth came to the fore. This sent government bonds rallying, but overall market returns remained under pressure as spreads between the yield of corporate credits and those of their underlying risk-free benchmark widened – and in the case of high-yield issuers, significantly.

After having reached a high of 3.24%, the yield on 10-year U.S. Treasuries finished the period at 2.68%, 28 basis points (bps) higher than at the end of 2017. The yield on the 2-year note rose a more pronounced 60 bps, to 2.49%, although it nearly crested 3.0% during the autumn sell-off. Spreads on corporate debt widened late in the year, with those of high-yield issuers coming under the most pressure.

PERFORMANCE DISCUSSION

For the period, the Portfolio’s allocation to high-growth U.S. equities was responsible for most of the positive returns, followed by our allocation to cash. Modestly contributing was the Portfolio’s allocation to core U.S. bonds. Losses were concentrated in our exposure to large-cap U.S., UK and Japan equities.

Thank you for investing in Protective Life Dynamic Allocation Series – Moderate Portfolio.

Asset Allocation - (% of Net Assets)
Repurchase Agreements	56.3%
Investment Companies	43.9%
Other	(0.2)%
100.0%

Clayton Street Trust	1

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

Performance

See important disclosures on the next page.

			Expense Ratios -
Average Annual Total Return - for the periods ended December 31, 2018			per the May 1, 2018 prospectus
	One Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Protective Life Dynamic Allocation Series - Moderate Portfolio	-2.37%	6.08%	1.44%	0.90%
MSCI All Country World Index	-9.42%	7.85%
Protective Life Moderate Allocation Index	-6.00%	5.52%
Morningstar Quartile - Class S Shares	1st	1st
Morningstar Ranking - based on total returns for Insurance Allocation--50% to 70% Equity Funds	26/373	83/354

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.456.6330.

Net expense ratios reflect the expense waiver, if any, contractually agreed to through May 1, 2019.

Investing involves risk and it is possible to lose money by investing. Investment return and value will fluctuate in response to issuer, political, market and economic developments, which can affect a single issuer, issuers within an industry, economic sector or geographic region, or the market as a whole. Please see the prospectus for more information about risks, holdings and other details.

Performance of the Dynamic Allocation Series Portfolios depends on that of the underlying funds. They are subject to risk with respect to the aggregation of holdings of underlying funds which may result in increased volatility as a result of indirectly having concentrated assets in a particular industry, geographical sector, or single company.

No assurance can be given that the investment strategy will be successful under all or any market conditions. Janus Capital Management has limited prior experience using the proprietary methodology co-developed by Janus Capital Management and Protective Life Insurance Company. Although it is designed to achieve the Portfolios’ investment objectives, there is no guarantee that it will achieve the desired results. Because Janus Capital Management is the adviser to the Portfolios and to certain affiliated funds that may be held within the Portfolios, it is subject to certain potential conflicts of interest.

Returns do not reflect the deduction of fees, charges or expenses of any insurance product. If applied, returns would have been lower.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

2	DECEMBER 31, 2018

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

Performance

Until three years from inception, expenses previously waived or reimbursed may be recovered if the expense ratio falls below certain limits.

When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Portfolio Report.”

*The Portfolio’s inception date – April 7, 2016

Clayton Street Trust	3

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in the Portfolio or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as any charges at the separate account level or contract level. These fees are fully described in the Portfolio’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period (7/1/18 - 12/31/18)†	Net Annualized Expense Ratio (7/1/18 - 12/31/18)
	$1,000.00	$966.70	$3.97	$1,000.00	$1,021.17	$4.08	0.80%
†

Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Portfolio’s prospectus for more information regarding waivers and/or reimbursements.

4	DECEMBER 31, 2018

Protective Life Dynamic Allocation Series - Moderate Portfolio

Schedule of Investments

December 31, 2018

Shares or Principal Amounts		Value
Investment Companies – 43.9%
Exchange-Traded Funds (ETFs) – 43.8%
iShares Core U.S. Aggregate Bond	580,747	$61,843,748
SPDR S&P 500 Trust#	38,837	9,706,143
		71,549,891
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº,£	202,200	202,200
Total Investment Companies (cost $71,480,541)		71,752,091
Repurchase Agreements(a) – 56.3%
Undivided interest of 46.5% in a joint repurchase agreement (principal amount $197,700,000 with a maturity value of $197,731,852) with Credit Agricole, New York, 2.9000%, dated 12/31/18, maturing 1/2/19 to be repurchased at $92,014,822 collateralized by $213,236,500 in U.S. Treasuries 2.7500%, 11/15/47 with a value of $201,654,021 (cost $92,000,000)	$92,000,000	92,000,000
Total Investments (total cost $163,480,541) – 100.2%		163,752,091
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(327,022)
Net Assets – 100%		$163,425,069

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/18
Investment Companies - 0.1%
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	$39,451∆	$-	$-	$202,200

	Share Balance at 12/31/17	Purchases	Sales	Share Balance at 12/31/18
Investment Companies - 0.1%
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Janus Henderson Cash Collateral Fund LLC, 2.4428%ºº	2,759,875	345,909,828	(348,467,503)	202,200

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Clayton Street Trust	5

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Schedule of Investments and Other Information

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.
Protective Life Moderate Allocation Index

Protective Life Moderate Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (65%) and the Bloomberg Barclays U.S. Aggregate Bond Index (35%).

LLC	Limited Liability Company
SPDR	Standard & Poor's Depositary Receipt

ºº	Rate shown is the 7-day yield as of December 31, 2018.

#	Loaned security; a portion of the security is on loan at December 31, 2018.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

(a)	The Fund may have elements of risk due to concentration of investments. Such concentrations may subject the Fund to additional risks.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of December 31, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Investment Companies	$71,549,891	$202,200	$-
Repurchase Agreements	-	92,000,000	-
Total Assets	$71,549,891	$92,202,200	$-

6	DECEMBER 31, 2018

Protective Life Dynamic Allocation Series - Moderate Portfolio

Statement of Assets and Liabilities

December 31, 2018

Assets:
Unaffiliated investments, at value(1)(2)	$71,549,891
Affiliated investments, at value(3)	202,200
Repurchase agreements, at value(4)	92,000,000
Cash	83,976
Receivables:
Dividends	109,734
Investments sold	18,225
Interest	14,822
Other assets	3,429
Total Assets	163,982,277
Liabilities:
Collateral for securities loaned (Note 2)	202,200
Payables:	—
Investments purchased	174,470
Professional fees	41,224
Advisory fees	35,920
12b-1 Distribution and shareholder servicing fees	35,733
Non-affiliated portfolio administration fees payable	23,056
Non-interested Trustees' fees and expenses	15,890
Transfer agent fees and expenses	14,615
Affiliated portfolio administration fees payable	4,553
Portfolio shares repurchased	3,044
Custodian fees	694
Accrued expenses and other payables	5,809
Total Liabilities	557,208
Net Assets	$163,425,069
Net Assets Consist of:
Capital (par value and paid-in surplus)	$161,114,837
Total distributable earnings (loss)	2,310,232
Total Net Assets	$163,425,069
Net Assets	$163,425,069
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	14,186,446
Net Asset Value Per Share	$11.52

(1) Includes cost of $71,278,341.

(2) Includes $198,200 of securities on loan. See Note 2 in Notes to Financial Statements.

(3) Includes cost of $202,200.

(4) Includes cost of repurchase agreements of $92,000,000.

See Notes to Financial Statements.

Clayton Street Trust	7

Protective Life Dynamic Allocation Series - Moderate Portfolio

Statement of Operations

For the year ended December 31, 2018

Investment Income:
Dividends	$2,640,736
Interest	364,261
Affiliated securities lending income, net	39,451
Total Investment Income	3,044,448
Expenses:
Advisory fees	573,095
12b-1 Distribution and shareholder servicing fees	358,185
Transfer agent administrative fees and expenses	143,274
Other transfer agent fees and expenses	1,428
Professional fees	115,640
Non-interested Trustees’ fees and expenses	60,937
Affiliated portfolio administration fees	57,298
Non-affiliated portfolio administration fees	32,991
Shareholder reports expense	7,617
Custodian fees	6,231
Other expenses	57,637
Total Expenses	1,414,333
Less: Excess Expense Reimbursement and Waivers	(308,192)
Net Expenses	1,106,141
Net Investment Income/(Loss)	1,938,307
Net Realized Gain/(Loss) on Investments:
Investments	1,500,736
Total Net Realized Gain/(Loss) on Investments	1,500,736
Change in Unrealized Net Appreciation/Depreciation:
Investments	(7,874,097)
Total Change in Unrealized Net Appreciation/Depreciation	(7,874,097)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(4,435,054)

See Notes to Financial Statements.

8	DECEMBER 31, 2018

Protective Life Dynamic Allocation Series - Moderate Portfolio

Statements of Changes in Net Assets

	Year ended December 31, 2018	Year ended December 31, 2017

Operations:
Net investment income/(loss)	$1,938,307	$1,039,647
Net realized gain/(loss) on investments	1,500,736	27,980
Change in unrealized net appreciation/depreciation	(7,874,097)	7,793,965
Net Increase/(Decrease) in Net Assets Resulting from Operations	(4,435,054)	8,861,592
Dividends and Distributions to Shareholders(1)
Dividends and Distributions to Shareholders(1)	(1,809,461)	N/A
Dividends from Net Investment Income(1)	N/A	(642,835)
Net Decrease from Dividends and Distributions to Shareholders	(1,809,461)	(642,835)
Capital Shares Transactions	57,221,625	79,467,208
Net Increase/(Decrease) in Net Assets	50,977,110	87,685,965
Net Assets:
Beginning of period	112,447,959	24,761,994
End of period(2)	$163,425,069	$112,447,959

(1) The requirement to disclose dividends and distributions paid to shareholders from net investment income and/or net realized gain from investment transactions was eliminated by the SEC (Securities Exchange Commission) in 2018.

(2) Net assets - End of period includes undistributed (overdistributed) net investment income of $538,356 as of December 31, 2017. The requirement to disclose undistributed (overdistributed) net investment income was eliminated by the SEC in 2018.

See Notes to Financial Statements.

Clayton Street Trust	9

Protective Life Dynamic Allocation Series - Moderate Portfolio

Financial Highlights

For a share outstanding during the year or period ended December 31	2018	2017	2016(1)
Net Asset Value, Beginning of Period	$11.94	$10.43	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.16	0.18	0.13
Net realized and unrealized gain/(loss)	(0.44)	1.42	0.30
Total from Investment Operations	(0.28)	1.60	0.43
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.09)	—
Distributions (from capital gains)	—(3)	—	—
Total Dividends and Distributions	(0.14)	(0.09)	—
Net Asset Value, End of Period	$11.52	$11.94	$10.43
Total Return*	(2.37)%	15.42%	4.30%
Net Assets, End of Period (in thousands)	$163,425	$112,448	$24,762
Average Net Assets for the Period (in thousands)	$143,135	$65,001	$11,145
Ratios to Average Net Assets**:
Ratio of Gross Expenses(4)	0.99%	1.26%	2.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)(4)	0.77%	0.73%	0.77%
Ratio of Net Investment Income/(Loss)(4)	1.35%	1.60%	1.73%
Portfolio Turnover Rate	76%	4%	55%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity contracts for which Clayton Street Trust serves as an underlying investment vehicle.

** Annualized for periods of less than one full year.

(1) Period from April 7, 2016 (inception date) through December 31, 2016.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Less than $0.005 on a per share basis.

(4) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.

See Notes to Financial Statements.

10	DECEMBER 31, 2018

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Protective Life Dynamic Allocation Series - Moderate Portfolio (the “Portfolio”) is a series of Clayton Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Portfolio operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets may be invested in exchange-traded funds (the “underlying funds”). The Trust offers three portfolios with differing investment objectives and policies. The Portfolio seeks total return through growth of capital and income, balanced by capital preservation. The Portfolio is classified as nondiversified, as defined in the 1940 Act.

The Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective Life").

Underlying Funds

During the period, the Portfolio invested in a dynamic portfolio of exchange-traded funds across seven different equity asset classes, as well as fixed-income investments, and a cash allocation, including money market instruments. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 65% global equity investments and 35% fixed income investments. Additional details and descriptions of the investment objectives and strategies of each of the potential underlying funds are available in the Portfolio's prospectus.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio, including the underlying funds, are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). The values of the Portfolio's investments in the underlying funds are based upon the closing price of such underlying funds on the applicable exchange. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed by Janus Capital Management LLC (“Janus Capital”) to be unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

Clayton Street Trust	11

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Financial Statements

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the year. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex dividend date. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Portfolio bears expenses incurred specifically on its behalf. Additionally, the Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).

Federal Income Taxes

The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of

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any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Portfolio’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including both the underlying funds and the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude both the underlying funds’ and Portfolio’s ability to achieve their investment objectives. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the underlying funds and the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s or an underlying fund's investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio or an underlying fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a

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particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

ETFs are typically open-end investment companies, which may be actively managed or passively managed. Passively managed ETFs generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value per share (“NAV”) of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount to its NAV. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Offsetting Assets and Liabilities

The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The following table  presents  gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Portfolio's Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Credit Agricole, New York	$92,000,000	$—	$(92,000,000)	$—
Deutsche Bank AG	198,200	—	(198,200)	—

Total	$92,198,200	$—	$(92,198,200)	$—
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

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All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Portfolio, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Upon receipt of cash collateral, Janus Capital intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

Repurchase Agreements

The Portfolio and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay

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the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2018, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $198,200. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2018 is $202,200, resulting in the net amount due to the counterparty of $4,000.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.

Janus Capital has contractually agreed to waive the advisory fee payable by the Portfolio or reimburse expenses in an amount equal to the amount, if any, that the Portfolio’s normal operating expenses including the investment advisory fee, but excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55% of the Portfolio’s average daily net assets. Janus Capital has agreed to continue the waiver until at least May 1, 2019. If applicable, amounts reimbursed to the Portfolio by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed during the period beginning with the Portfolio’s commencement of operations and expiring on the third anniversary of the commencement of operations. Janus Capital may elect to recoup such amounts only if: (i) recoupment is obtained within three years from the date an amount is waived or reimbursed to the Portfolio, and (ii) the Portfolio’s expense ratio at the time of recoupment, inclusive of the recoupment amounts, does not exceed the expense limit at the time of waiver or at the time of recoupment. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. During the year ended December 31, 2018, Janus Capital reimbursed the Portfolio $308,192 of fees and expenses that are eligible for recoupment. As of December 31, 2018, the aggregate amount of recoupment that may potentially be made to Janus Capital is $807,903. The recoupment of such reimbursements expires April 7, 2019.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Portfolio’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Portfolio. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of 0.10% of the Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services, including recordkeeping, subaccounting, order processing, or other shareholder services provided on behalf of shareholders of the Portfolio. Janus Services expects to use this entire fee to compensate Protective Life for providing these services to its customers who invest in the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing

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includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital.

Since inception the Portfolio has paid the Trust’s distributor, Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”), a wholly-owned subsidiary of Janus Capital, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. Such payments were initially made pursuant to a distribution and shareholder servicing plan (“the Plan”) adopted by the Board of Trustees in accordance with Rule 12b-1 under the 1940 Act at the time of the Portfolio’s formation. Under the terms of the Plan, the Trust was authorized to make payments to Janus Distributors for remittance to Protective Life or other intermediaries as compensation for distribution and/or shareholder services performed by Protective Life or its agents, or by such intermediary. The existence of the Plan and the fees paid pursuant to the terms of the Plan have been disclosed in certain of the Portfolio’s regulatory filings, including its prospectus, statement of additional information and prior shareholder reports.  Due to an administrative oversight, following its initial adoption at the organizational meeting, the Plan was not annually renewed by the Board as required by Rule 12b-1 and as intended by the parties.  As a result, the Plan could be viewed to have expired on March 5, 2017, which was the date on which the annual renewal was required to have occurred.

At an in-person meeting held on July 18, 2018, the Board approved a new Rule 12b-1 Plan (“New Rule 12b-1 Plan”) with respect to the Portfolio, with fees and terms substantively identical to the Plan.  Because the Portfolio has commenced operations, the New Rule 12b-1 Plan was also required to be approved by the Portfolio’s shareholders.  As a result, on September 17, 2018, the Portfolio commenced proxy solicitation of shareholders seeking approval of (1) the New Rule 12b-1 Plan and (2) ratification of fees paid by the Portfolio since March 5, 2017 (the date upon which Board renewal of the Plan was required) until the date of final determination by shareholders with respect to the approval of the New Rule 12b-1 Plan.  The Portfolio continued to accrue the 0.25% fee pursuant to the terms of the New Rule 12b-1 Plan, with such amounts paid by the Portfolio into escrow and held pending final determination by shareholders. At a special meeting of shareholders held on October 9, 2018, shareholders voted to approve the New Rule 12b-1 Plan and ratify fees paid by the Portfolio since March 5, 2017.

Amounts that have been paid or otherwise accrued are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Such payments or accruals are not tied exclusively to actual 12b-1 distribution and servicing fees, and the payments or accruals may exceed 12b-1 distribution and servicing fees actually incurred. If any of the Portfolio’s actual 12b-1 distribution and servicing fees incurred during a calendar year are less than the payments made during a calendar year, the Portfolio will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Portfolio pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital provides oversight and coordination of the Portfolio’s service providers, recordkeeping, and other administrative services, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital provides to the Portfolio. These amounts are disclosed as “Affiliated Portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates are shared with the Portfolio. Total compensation of $65,661 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended December 31, 2018. The Portfolio's portion is reported as part of “Other expenses” on the Statement of Operations.

Effective April 1, 2018, BNP Paribas Financial Services (“BPFS”) provides certain administrative services to the Portfolio, including services related to Portfolio accounting, calculation of the Portfolio daily NAV, and audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Portfolio. As compensation for such services, Janus Capital pays BPFS a fee based on a percentage of the Portfolio’s assets, along with a flat fee, and is reimbursed by the Portfolio for amounts paid to BPFS (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). These amounts are disclosed as “Non-affiliated portfolio administration fees” on the Statement of Operations.

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Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended December 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended December 31, 2018, the Portfolio engaged in cross trades amounting to $2,189,547 in purchases and $1,185,330 in sales, resulting in a net realized gain of $3,925. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.

4. Federal Income Tax

The tax components of capital shown in the table below represent: (1) distribution requirements the Portfolio must satisfy under the income tax regulations; (2) losses or deductions the Portfolio may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

			Loss Deferrals		Other Book	Net Tax
Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Late-Year Ordinary Loss	Post-October Capital Loss	to Tax Differences	Appreciation/ (Depreciation)
$ 679,056	$ 1,658,978	$ -	$ -	$ -	$ -	$ (27,802)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2018 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 163,779,893	$ 1,120,082	$ (1,147,884)	$ (27,802)

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.

For the year ended December 31, 2018
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$ 1,797,608	$ 11,853	$ -	$ -

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For the year ended December 31, 2017
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$ 642,835	$ -	$ -	$ -

Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. The following reclassifications have been made to the Portfolio:

Increase/(Decrease) to Capital	Increase/(Decrease) to Undistributed Net Investment Income/Loss	Increase/(Decrease) to Undistributed Net Realized Gain/Loss
$ -	$ -	$ -

5. Capital Share Transactions

	Year ended December 31, 2018		Year ended December 31, 2017
	Shares	Amount	Shares	Amount

Shares sold	4,915,465	$59,029,163	7,029,850	$79,286,224
Reinvested dividends and distributions	153,102	1,809,461	55,714	642,835
Shares repurchased	(300,361)	(3,616,999)	(42,382)	(461,851)
Net Increase/(Decrease)	4,768,206	$57,221,625	7,043,182	$79,467,208

6. Purchases and Sales of Investment Securities

For the year ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$93,281,931	$ 127,644,463	$ -	$ -

7. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X for the presentation of distributable earnings and distributions to align with US Generally Accepted Accounting Principles (GAAP). The compliance date of the amendments to Regulation S-X was November 5, 2018. This report incorporates the amendments to Regulation S-X.

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820), in August 2018. The new guidance removes, modifies and enhances the disclosures to Topic 820. For public entities, the amendments are

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effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this new guidance on the financial statements.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2018 and through the date of issuance of the Portfolio’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements other than the following:

The Board of Trustees of the Clayton Street Trust (“Board”) approved changes to each Portfolio’s investment strategies regarding the “cash allocation” portion of the Portfolio such that, effective January 1, 2019, in addition to investing in cash and other money market instruments, the Portfolio will also be able to allocate to other short-duration fixed income investments including both affiliated and unaffiliated ETFs.

Effective January 1, 2019, Janus Capital has contractually agreed to waive and/or reimburse a portion of the Portfolio’s management fee in an amount equal to the management fee it earns as investment adviser to any affiliated Underlying Funds in which the Portfolio invests. This fee waiver agreement will remain in effect through May 1, 2020. Janus Capital may not recover the previously waived or reimbursed amounts. This fee waiver agreement may be modified or terminated prior to this date only at the discretion of the Board.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Clayton Street Trust and Shareholders of Protective Life Dynamic Allocation Series- Moderate Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Protective Life Dynamic Allocation Series- Moderate Portfolio (one of the portfolios constituting Clayton Street Trust, referred to hereafter as the “Portfolio”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the two years in the period ended December 31, 2018 and for the period April 7, 2016 (commencement date) through December 31, 2016 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the two years in the period ended December 31, 2018 and for the period April 7, 2016 (commencement date) through December 31, 2016 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
February 15, 2019

We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Portfolio’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Portfolio files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Portfolio’s Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).

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Useful Information About Your Portfolio Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Portfolio’s performance and characteristics stack up against those of comparable indices.

If the Portfolio invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Portfolio with one or more widely used market indices. When comparing the performance of the Portfolio with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Portfolio with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Cumulative total returns are quoted for a Portfolio with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Portfolio’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Portfolio’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Portfolio’s Schedule of Investments. This schedule reports the types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Portfolio invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Portfolio exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Portfolio’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Portfolio’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

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Useful Information About Your Portfolio Report (unaudited)

The Portfolio’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio’s liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Portfolio’s net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Portfolio’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Portfolio’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Portfolio holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses incurred by the Portfolio, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Portfolio will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Portfolio’s net assets during the reporting period. Changes in the Portfolio’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio’s investment operations. The Portfolio’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Portfolio to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Portfolio’s net assets will not be affected. If you compare the Portfolio’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Portfolio’s net assets. This is because the majority of the Portfolio’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio’s net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Portfolio’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the

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Useful Information About Your Portfolio Report (unaudited)

period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

The Portfolio’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Portfolio during the reporting period. Do not confuse this ratio with the Portfolio’s yield. The net investment income ratio is not a true measure of the Portfolio’s yield because it does not take into account the dividends distributed to the Portfolio’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Portfolio. Portfolio turnover is affected by market conditions, changes in the asset size of the Portfolio, fluctuating volume of shareholder purchase and redemption orders, the nature of the Portfolio’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Shareholder Meeting (unaudited)

A Special Meeting of Shareholders of the Portfolio was held on October 9, 2018. At the meeting, the following matters were voted on and approved. Each vote reported represents one dollar of net asset value held on the record date for the meeting. The results of the Special Meeting of Shareholders, with respect to the Portfolio, are noted below.

Proposals

1. To approve a new plan of distribution and shareholder servicing pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act") between the Trust, on behalf of the Portfolio, and Janus Distributors.

	Number of Votes ($)
Record Date Votes ($)	Affirmative	Against	Abstain	BVN	Total
145,677,410.417	125,078,930.806	4,604,829.591	15,446,820.484	0.000	145,130,580.881

Percentage of Total Outstanding Votes (%)					Percentage Voted (%)
Affirmative	Against	Abstain	BVN	Total	Affirmative	Against	Abstain	BVN	Total
85.860	3.161	10.603	0.000	99.625	86.184	3.173	10.643	0.000	100.000

2. To ratify distribution and shareholder servicing payments made or otherwise accrued by the Portfolio since March 5, 2017.

	Number of Votes ($)
Record Date Votes ($)	Affirmative	Against	Abstain	BVN	Total
145,677,410.417	127,464,611.593	4,604,829.591	13,061,139.697	0.000	145,130,580.881

Percentage of Total Outstanding Votes (%)					Percentage Voted (%)
Affirmative	Against	Abstain	BVN	Total	Affirmative	Against	Abstain	BVN	Total
87.498	3.161	8.966	0.000	99.625	87.828	3.173	9.000	0.000	100.000

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Designation Requirements (unaudited)

For federal income tax purposes, the Portfolio designated the following for the year ended December 31, 2018:

Capital Gain Distributions	$11,853
Foreign Taxes Paid	$12,061
Foreign Source Income	$269,044
Dividends Received Deduction Percentage	14%

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Trustees and Officers (unaudited)

The Portfolio’s Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Portfolio’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the Portfolio’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The Portfolio’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Janus Detroit Street Trust. Collectively, these two registered investment companies consist of 10 series or funds.

The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Detroit Street Trust. Certain officers of the Portfolio may also be officers and/or directors of Janus Capital. Except as otherwise disclosed, Portfolio officers receive no compensation from the Portfolio, except for the Portfolio’s Chief Compliance Officer, as authorized by the Trustees.

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Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Clifford J. Weber 151 Detroit Street Denver, CO 80206 DOB: 1963	Chairman Trustee	2/16-Present 2/16-Present	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015). Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015) and Executive Vice President and Head of Strategy and Product Development, NYSE Liffe U.S., a division of NYSE Euronext (U.S. futures exchange) (2008-2013).	10

Independent Trustee, Clough Funds Trust (investment company) (since 2015), Chairman, Clough Funds Trust (since 2017), Independent Trustee, Clough Dividend and Income Fund (closed-end fund) (since 2017), Independent Trustee, Clough Global Opportunities Fund (closed-end fund) (since 2017), Independent Trustee, Clough Global Equity Fund (closed-end fund) (since 2017), Independent Trustee, Elevation ETF Trust (investment company) (2016-2018), Chairman, Elevation ETF Trust (2016-2018), and Independent Trustee, Global X Funds (investment company) (since 2018).

* Each Trustee also serves as a trustee to the Janus Detroit Street Trust, which is currently comprised of seven funds.

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Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Maureen T. Upton 151 Detroit Street Denver, CO 80206 DOB: 1965	Trustee	2/16-Present	Principal, Maureen Upton Ltd. (consulting services to developers of major infrastructure projects and investors) (since 2017). Formerly, Principal Consultant, SRK Consulting (U.S.), Inc. (consulting services to global mining, energy and water resource industries) (2015-2017) and Founder and Principal, Resource Initiatives LLC (sustainability consulting firm) (2006-2015).	10	Director, Denver Metro Leadership Foundation (non-profit organization) (2012-2014).
* Each Trustee also serves as a trustee to the Janus Detroit Street Trust, which is currently comprised of seven funds.

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Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Jeffrey B. Weeden 151 Detroit Street Denver, CO 80206 DOB: 1956	Trustee	2/16-Present	Senior Advisor, BayBoston Capital LP (investment fund in finance companies, banks and bank holdings companies) (since 2015). Formerly, Management Advisor, BoxCast, Inc. (technology start-up company) (2014-2017) and Senior Executive Vice President and Chief Financial Officer, KeyCorp (financial services) (2002-2013).	10	Director, State Farm Bank (banking) (since 2014).
* Each Trustee also serves as a trustee to the Janus Detroit Street Trust, which is currently comprised of seven funds.

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Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee
Michael Drew Elder** 151 Detroit Street Denver, CO 80206 DOB: 1970	Trustee	8/15-Present	Executive Vice President and Co-Head of Global Distribution, Janus Capital (since 2018) and Head of U.S. Intermediary Distribution, Janus Capital (since 2014) and President, Janus Distributors LLC (broker- dealer) (since 2014). Formerly, Senior Vice President, Janus Capital (2007-2014).	10	Director, Perkins Investment Management LLC (since 2014).

* Each Trustee also serves as a trustee to the Janus Detroit Street Trust, which is currently comprised of seven funds.

** Michael Drew Elder is an Interested Trustee because of his employment with Janus Capital.

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Trustees and Officers (unaudited)

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Bruce L. Koepfgen 151 Detroit Street Denver, CO 80206 DOB: 1952	President and Chief Executive Officer	2/16-Present

Head of North America for Janus Henderson Investors and Janus Capital Management LLC (since 2017); Executive Vice President and Director of Janus International Holding LLC (since 2011); Executive Vice President of Janus Distributors LLC (since 2011); Executive Vice President and Working Director of INTECH Investment Management LLC (since 2011); Executive Vice President and Director of Perkins Investment Management LLC (since 2011); and Executive Vice President and Director of Janus Management Holdings Corporation (since 2011). Formerly, President of Janus Capital Group Inc. and Janus Capital Management LLC (2013-2017); Executive Vice President of Janus Services LLC (2011-2015), Janus Capital Group Inc. and Janus Capital Management LLC (2011-2013); and Chief Financial Officer of Janus Capital Group Inc., Janus Capital Management LLC, Janus Distributors LLC, Janus Management Holdings Corporation, and Janus Services LLC (2011-2013).

Susan K. Wold 151 Detroit Street Denver, CO 80206 DOB: 1960	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	9/17-Present

Senior Vice President and Head of Compliance, North America for Janus Henderson (since September 2017); Formerly, Vice President, Head of Global Corporate Compliance, and Chief Compliance Officer for Janus Capital Management LLC (May 2017-September 2017); Vice President, Compliance at Janus Capital Group and Janus Capital Management LLC (2005-2017).

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

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Trustees and Officers (unaudited)

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Vice President, Chief Financial Officer, Treasurer, and Principal Accounting Officer	2/16-Present	Vice President of Janus Capital and Janus Services LLC.
Byron D. Hittle 151 Detroit Street Denver, CO 80206 DOB: 1974	Vice President, Secretary and Chief Legal Officer	7/18-Present	Vice President and Assistant General Counsel of Janus Capital and Janus Services LLC (2017-present); Assistant Vice President and Senior Legal Counsel (2012-2016).
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

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Notes

NotesPage1

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Notes

NotesPage2

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Notes

NotesPage3

Janus Clayton Street Trust	37

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson, Janus and Knowledge. Shared are trademarks of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc.

Protective Life Dynamic Allocation Series Portfolios are distributed by Janus Henderson Distributors and exclusively offered in connection with variable annuity contracts issued by Protective Life Insurance Company and its affiliates. Janus Henderson is not affiliated with Protective Life.

109-02-93064 02-19

Item 2 - Code of Ethics

As of the end of the period covered by this Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR), which is posted on the Registrant's website: janushenderson.com. Registrant intends to post any amendments to, or waivers from (as defined in Item 2 of Form N-CSR), such code on janushenderson.com within five business days following the date of such amendment or waiver.

Item 3 - Audit Committee Financial Expert

The Registrant’s Board of Trustees has determined that the following members of the Board’s Audit Committee are "audit committee financial experts," as defined in Item 3 to Form N-CSR: Jeffrey B. Weeden (Chairman) who is "independent" under the standards set forth in Item 3 to Form N-CSR.

Item 4 - Principal Accountant Fees and Services

(a) Audit Fees

The aggregate fees billed for the last fiscal year for professional services rendered by the principal accountant for the audit of the Portfolios' annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $90,883 in fiscal 2018 and $99,043 in fiscal 2017.

(b) Audit-Related Fees

The aggregate fees billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Portfolios' financial statements and are not reported under paragraph (a) of this Item were $63 in fiscal 2018 and $0 in fiscal 2017.

(c) Tax Fees

The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $12,733 in fiscal 2018 and $12,362 in fiscal 2017.

(d) All Other Fees

The aggregate fees billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in fiscal 2018 and $0 in fiscal 2017.

(e) (1) The registrant's Audit Committee Charter requires the registrant's Audit Committee to pre-approve any engagement of the principal accountant (i) to provide audit or non-audit services to the registrant or (ii) to provide non-audit services to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X. The Chairman of the Audit Committee or, if the Chairman is unavailable, another member of the Audit Committee who is an independent Trustee, may grant the pre-approval. All such delegated pre-approvals must be presented to the Audit Committee no later than the next Audit Committee meeting.

(2) 0%

(f) Not applicable as less than 50%

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant the last fiscal year of the registrant were $12,733 in fiscal 2018 and $12,362 in fiscal 2017.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - Investments

(a) Schedule of Investments is contained in the Reports to Shareholders included under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant.

Item 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable.

(b) Not applicable.

Item 13 - Exhibits

(a)(1) Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

(a)(3) Not applicable to this Registrant.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clayton Street Trust

By: /s/ Bruce Koepfgen

Bruce Koepfgen, President and Chief Executive Officer of Clayton Street Trust

(Principal Executive Officer)

Date: March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Koepfgen

Bruce Koepfgen, President and Chief Executive Officer of Clayton Street Trust

(Principal Executive Officer)

Date: March 1, 2019

By: /s/ Jesper Nergaard

Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Clayton Street Trust (Principal Accounting Officer and Principal Financial Officer)

Date: March 1, 2019